COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES

NOTE O – COMMITMENTS AND CONTINGENCIES

The Company is subject to various legal and regulatory proceedings, claims, and assessments, as well as other contingencies, that arise in the ordinary course of business. The Company accrues for these contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company regularly reviews and updates its accruals for contingencies and makes adjustments as necessary based on changes in circumstances and the emergence of new information.

Litigation

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. There are no matters currently outstanding.

Korea University

The Company is party to a research and development sponsorship agreement with Korea University. Pursuant to the sponsorship agreement, the Company has agreed to pay 275 million Korean won to Korea University during the period from April 1, 2023 through December, 31, 2023. As of December 31, 2023, the Company had paid $180,950 in connection with the sponsorship agreement and owes a remaining 40 million Korean won (approximately $30,800). In November 2023, the Company entered into an additional research and development sponsorship agreement with Korea University. Pursuant to the sponsorship agreement, the Company has agreed to pay 21.6 million Korean won to Korea University during the period from November 1, 2023 through March 10, 2024. As of December 31, 2023, the Company had paid $4,574 in connection with this sponsorship agreement and will owe a remaining 15.7 million Korean won (approximately $12,058) throughout the term of the agreement.

In December 2023, the Company entered into a Research and Development Agreement with Korea University for total consideration of up to 528 million Korean won (approximately $406,560) from January 2024 through December 2024. The Company can terminate the agreement upon written notice to Korea University for a period of at least one month.

DHC Acquisition Corp [Member]
COMMITMENTS AND CONTINGENCIES

NOTE 7. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or the completion of the Business Combination, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Various social and political circumstances in the United States and around the world (including wars and other forms of conflict, including rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the United States and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics) may also contribute to increased market volatility and economic uncertainties or deterioration in the United States and worldwide. Specifically, the rising conflict between Russia and Ukraine, and resulting market volatility could adversely affect the Company’s ability to complete a business combination. In response to the conflict between Russia and Ukraine, the United States and other countries have imposed sanctions or other restrictive actions against Russia. Any of the above factors, including sanctions, export controls, tariffs, trade wars and other governmental actions, could have a material adverse effect on the Company’s ability to complete a business combination and the value of the Company’s securities.

Registration Rights

Pursuance to a registration rights agreement entered into on March 4, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities.

BRAND ENGAGEMENT NETWORK (F/K/A DHC ACQUISITION CORP)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provide that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period, which occurs (i) in the case of the Founder Shares, and (ii) in the case of the Private Placement Warrants and the respective Class A ordinary shares underlying such warrants, 30 days after the completion of the Business Combination. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On March 5, 2021, the underwriters elected to partially exercise their over-allotment option to purchase an additional 945,072 Units and their option to purchase an additional 3,554,928 Units expired.

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $10,830,775 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On November 1, 2023, Citi Global Markets, Inc. agreed to waive its entitlement to its portion of the deferred underwriting commission of $10,397,544 to which it became entitled upon completion of the Company’s Initial Public Offering. As a result, the Company derecognized the deferred underwriting fee payable of $10,397,544 and recorded $10,049,200 of the forgiveness of the deferred underwriting fee allocated to Public Shares to the carrying value of the shares of Class A ordinary shares and the remaining balance of $348,344 was as a gain from extinguishment of liability allocated to warrant liabilities and is included in forgiveness of deferred underwriting fee on the Company’s consolidated statements of operations. As of December 31, 2023 and 2022, the deferred underwriting fee payable is $433,231 and $10,830,775, respectively.

Consulting Agreement

On January 27, 2021, the Company entered into a Consulting Agreement for financial advisory services. The Company agrees to pay the consultant $2,000,000 and reimburse the consultant for all reasonable and documented expenses, which shall be earned upon announcement of an initial Business Combination and payable at the closing of the initial Business Combination. As of December 31, 2023 and 2022, the Company had $2,000,000 included in accounts payable and accrued expenses on the accompanying consolidated balance sheets.

Business Combination Agreement

On July 25, 2022, the Company entered into the Business Combination Agreement, by and among the Company, Merger Sub and GloriFi which was subsequently terminated on January 26, 2023.

BRAND ENGAGEMENT NETWORK (F/K/A DHC ACQUISITION CORP)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Business Combination Expense Reimbursement Agreement

On February 21, 2022, the Company and GloriFi entered into an agreement pursuant to which GloriFi agreed to reimburse the Company certain business combination related expenses.

Termination of GloriFi Business Combination Agreement

On January 26, 2023, the Company sent GloriFi written notice that the Company had terminated the Business Combination Agreement, pursuant to Section 9.01(i) and Section 9.01(f) the Business Combination Agreement. The Company’s decision to terminate the Business Combination Agreement took into account the fact that GloriFi publicly announced that GloriFi was winding down its operations and closing its digital banking platform and other products.

As a result of the termination of the Business Combination Agreement, each of the Ancillary Agreements (as defined in the Business Combination Agreement) was terminated.

Capital Markets Advisor Agreement

On February 27, 2023, the Company engaged an advisor (the “Advisor”) as its capital markets advisor in connection with seeking an extension for completing a business combination and capital markets advisor in connection with a private placement of equity, equity-linked, convertible and/or debt securities or other capital or debt raising transaction in connection with a possible business combination transaction with a third party (“Target”). Pursuant to this agreement, contingent on the close of a business combination, the Company agreed to pay the Advisor a transaction fee in an amount equal to $2,000,000 plus an amount equal to 4.0% of the sum of the gross proceeds raised from investors identified by the Advisor and received by the Company or Target simultaneously with or before the closing of the Offering and the proceeds released from the Trust Account in connection with the business combination with respect to any shareholder of the Company that entered into a non-redemption or other similar agreement or did not redeem Client’s Class A ordinary shares, in each instance to the extent such shareholder was identified to Company by the Advisor.

Business Combination Agreement

On September 7, 2023, the Company entered into the Business Combination Agreement, by and among the Company, Merger Sub and BEN which is discussed in greater detail in Note 1.

Legal Fees

On August 12, 2023, the Company and BEN entered into an agreement with the Company’s legal advisors (“Legal Advisor”), where it is agreed that $4,000,000 will be paid to the Legal Advisors at closing of the Business Combination with the remaining amounts of such legal fees and expenses which shall not exceed $1,750,000. As of December 31, 2023 and 2022, $4,380,958 and $2,691,769, respectively, is included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheet.

On March 14, 2024, the agreement was amended, where the total consideration to be paid to the Legal Advisor shall be $3,500,000. The Company and BEN jointly agree to pay $500,000 at the closing of the Business Combination. The remaining legal fees and expenses shall be paid, as follows:

●	$1,000,000 at the closing of any capital raised by BEN at any time in any form debt or equity in the year ended December 31, 2024 with proceeds in excess of $5,000,000, which amounts would be an advance on the following obligations

●	$1,750,000 by ended of the year ended December 31, 2024, to be paid in monthly installments of $145,833 starting on June 1, 2024

BRAND ENGAGEMENT NETWORK (F/K/A DHC ACQUISITION CORP)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

●	$1,250,000 by ended of the year ended December 31, 2025, to be paid in monthly installments of $125,000 starting on March 14, 2025